Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Interest, Dividend and Fee Income
Loans	$ 4,795	$ 4,486	$ 3,705
Securities (Note 2)	1,314	1,186	928
Deposits with banks	222	206	122
Interest, Dividend and Fee Income	6,331	5,878	4,755
Interest Expense
Deposits	2,079	1,881	1,201
Subordinated debt	70	61	53
Other liabilities	1,010	921	626
Interest Expense	3,159	2,863	1,880
Net Interest Income	3,172	3,015	2,875
Non-Interest Revenue (Note 1)
Securities commissions and fees	248	256	261
Deposit and payment service charges	291	290	276
Trading revenues	93	131	88
Lending fees	277	266	247
Card fees	105	111	88
Investment management and custodial fees	428	441	424
Mutual fund revenues	347	359	366
Underwriting and advisory fees	244	244	221
Securities gains, other than trading	49	83	67
Foreign exchange gains, other than trading	38	42	36
Insurance revenue	1,049	485	507
Investments in associates and joint ventures	29	38	44
Other	147	132	138
Non-Interest Revenue	3,345	2,878	2,763
Total Revenue	6,517	5,893	5,638
Provision for Credit Losses (Note 3)	137	175	141
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	926	390	361
Non-Interest Expense (Note 1)
Employee compensation	2,072	1,613	1,963
Premises and equipment	728	745	664
Amortization of intangible assets	133	125	123
Travel and business development	126	150	113
Communications	74	70	67
Professional fees	121	160	125
Other	303	330	345
Non-Interest Expense	3,557	3,193	3,400
Income (loss) before taxes	1,897	2,135	1,736
Provision for income taxes (Note 12)	387	438	763
Net Income attributable to Bank shareholders	$ 1,510	$ 1,697	$ 973
Earnings Per Share (Canadian $) (Note 11)
Basic	$ 2.28	$ 2.58	$ 1.43
Diluted	2.28	2.58	1.43
Common shares [member]
Earnings Per Share (Canadian $) (Note 11)
Dividends per common share	$ 1.00	$ 0.96	$ 0.93